Fair Value Financial Assets Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets, Fair Value Disclosure
Other Temporary Investments	$ 388,500,000	$ 369,100,000
Risk Management Assets
Risk Management Assets	439,400,000	416,800,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	2,975,700,000	2,474,900,000
Total Assets	3,803,600,000	3,260,800,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	376,100,000	318,400,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	131,200,000	40,300,000	$ 2,500,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	15,800,000	148,900,000	37,300,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	(100,000)	9,800,000	33,600,000
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	(15,100,000)	15,700,000	(18,800,000)
Settlements	(117,600,000)	(214,000,000.0)	(50,600,000)
Transfers into Level 3	(600,000)	15,800,000	16,200,000
Transfers out of Level 3	35,600,000	(1,600,000)	(10,100,000)
Changes in Fair Value Allocated to Regulated Jurisdiction	60,700,000	116,300,000	30,200,000
Ending Balance	109,900,000	131,200,000	40,300,000
Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	17,100,000	9,100,000
Risk Management Assets
Risk Management Assets	(411,200,000)	(291,200,000)
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	8,600,000	10,200,000
Total Assets	(385,500,000)	(271,900,000)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	(445,500,000)	(277,400,000)
Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	371,400,000	360,000,000.0
Risk Management Assets
Risk Management Assets	4,000,000.0	3,800,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,774,600,000	1,407,600,000
Total Assets	2,150,000,000.0	1,771,400,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	3,800,000	4,200,000
Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Risk Management Assets
Risk Management Assets	474,200,000	350,600,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,192,500,000	1,057,100,000
Total Assets	1,666,700,000	1,407,700,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	555,300,000	369,200,000
Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Risk Management Assets
Risk Management Assets	372,400,000	353,600,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Total Assets	372,400,000	353,600,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	262,500,000	222,400,000
2019 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(4,000,000)
2019 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		108,000,000
2020 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities	(7,000,000)
2020 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities	96,000,000
2020 - 2022 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		1,000,000
2020 - 2022 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		37,000,000
2021 - 2023 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities	(3,000,000)
2021 - 2023 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities	36,000,000
2023 - 2024 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		1,000,000
2023 - 2024 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		23,000,000
2024-2025 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities	25,000,000
2025 - 2032 [Member] | Level 2 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		1,000,000
2025 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities		(12,000,000)
2026 - 2032 [Member] | Level 3 [Member]
Fair Value Measurements 1 (Textuals)
Maturity Of Net Fair Value Of Risk Management Contracts Prior to Cash Collateral, Assets/Liabilities	(12,000,000)
Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	408,800,000	382,700,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	239,000,000.0	242,100,000
Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(404,500,000)	(288,500,000)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	(438,800,000)	(274,700,000)
Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	4,000,000.0	3,800,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	3,800,000	4,200,000
Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	440,100,000	326,500,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	450,000,000.0	327,000,000.0
Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	369,200,000	340,900,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	224,000,000.0	185,600,000
Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	296,700,000	257,100,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	249,300,000	212,500,000
Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(0.05)	(0.05)
Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	177.30	176.57
Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	31.31	33.07
Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	4,900,000	2,500,000
Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	1.89	2.18
Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	2.51	3.54
Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	2.19	2.47
FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	75,700,000	96,500,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	8,300,000	7,400,000
FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(8.52)	(11.68)
FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	9.34	17.79
FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	0.42	1.09
Commodity Hedges [Member]
Risk Management Assets
Risk Management Assets	11,500,000	34,100,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	137,100,000	58,900,000
Commodity Hedges [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(6,700,000)	(2,700,000)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	(6,700,000)	(2,700,000)
Commodity Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	0
Commodity Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	15,000,000.0	24,100,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	105,300,000	24,800,000
Commodity Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	3,200,000	12,700,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	38,500,000	36,800,000
Interest Rate Foreign Currency Hedges [Member]
Risk Management Assets
Risk Management Assets	4,600,000
Interest Rate Foreign Currency Hedges [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	0
Interest Rate Foreign Currency Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0
Interest Rate Foreign Currency Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	4,600,000
Interest Rate Foreign Currency Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0
Fair Value Hedges [Member]
Risk Management Assets
Risk Management Assets	14,500,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities		17,400,000
Fair Value Hedges [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0
Fair Value Hedges [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0
Fair Value Hedges [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	14,500,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities		17,400,000
Fair Value Hedges [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0
AEP Texas Inc. [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	154,700,000	156,700,000
AEP Texas Inc. [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	0	0
AEP Texas Inc. [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	154,700,000	156,700,000
AEP Texas Inc. [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	0	0
AEP Texas Inc. [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	0	0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities		200,000
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities		(500,000)
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities		700,000
AEP Texas Inc. [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities		0
Appalachian Power Co [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	23,500,000	25,600,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	63,000,000.0	83,700,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	57,800,000	24,700,000	1,400,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(13,900,000)	104,100,000	17,200,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Settlements	(42,500,000)	(127,900,000)	(18,900,000)
Transfers into Level 3	(500,000)	0	0
Transfers out of Level 3	(700,000)	0	0
Changes in Fair Value Allocated to Regulated Jurisdiction	37,500,000	56,900,000	25,000,000.0
Ending Balance	37,700,000	57,800,000	24,700,000
Appalachian Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	0	0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	(85,600,000)	(59,400,000)
Appalachian Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	23,500,000	25,600,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	23,500,000	25,700,000
Appalachian Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	0	0
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	84,600,000	59,100,000
Appalachian Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents	0	0
Risk Management Assets
Risk Management Assets	40,500,000	58,300,000
Spent Nuclear Fuel and Decommissioning Trusts
Total Assets	40,500,000	58,300,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	2,800,000	500,000
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	39,500,000	58,100,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	1,900,000	600,000
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(85,600,000)	(59,400,000)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	(84,900,000)	(58,500,000)
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	100,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	200,000
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	84,600,000	59,100,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	84,000,000.0	58,400,000
Appalachian Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	40,500,000	58,300,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	2,800,000	500,000
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	5,700,000	2,400,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	2,600,000	500,000
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	12.70	16.82
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	41.20	62.65
Appalachian Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	25.92	37.00
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	34,800,000	55,900,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	200,000	0
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(0.14)	0.10
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	7.08	15.16
Appalachian Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	1.70	3.27
Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	2,975,700,000	2,474,900,000
Total Assets	2,985,600,000	2,484,100,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	8,900,000	7,600,000	2,800,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	4,700,000	14,200,000	4,000,000.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Settlements	(13,000,000.0)	(21,300,000)	(7,100,000)
Transfers into Level 3	(300,000)	0	0
Transfers out of Level 3	(400,000)	(300,000)	0
Changes in Fair Value Allocated to Regulated Jurisdiction	5,900,000	8,700,000	7,900,000
Ending Balance	5,800,000	8,900,000	7,600,000
Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	8,600,000	10,200,000
Total Assets	(49,000,000.0)	(33,000,000.0)
Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,774,600,000	1,407,600,000
Total Assets	1,774,600,000	1,407,600,000
Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,192,500,000	1,057,100,000
Total Assets	1,252,000,000.0	1,099,200,000
Indiana Michigan Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	8,000,000.0	10,300,000
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Total Assets	8,000,000.0	10,300,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	2,200,000	1,400,000
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	9,900,000	9,200,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	500,000	400,000
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(57,600,000)	(43,200,000)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	(55,100,000)	(42,300,000)
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	100,000
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	59,500,000	42,100,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	53,400,000	41,200,000
Indiana Michigan Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	8,000,000.0	10,300,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	2,200,000	1,400,000
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	3,400,000	1,400,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	1,500,000	900,000
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	12.70	16.82
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	41.20	62.65
Indiana Michigan Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	25.92	37.00
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	4,600,000	8,900,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	700,000	500,000
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(0.75)	(2.11)
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	4.07	6.21
Indiana Michigan Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	0.74	1.06
Ohio Power Co [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		27,600,000
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	(99,400,000)	(132,400,000)	(119,000,000.0)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	(900,000)	1,800,000	(1,400,000)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Settlements	6,600,000	4,600,000	7,400,000
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Changes in Fair Value Allocated to Regulated Jurisdiction	(9,900,000)	26,600,000	(19,400,000)
Ending Balance	(103,600,000)	(99,400,000)	(132,400,000)
Ohio Power Co [Member] | Other [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0
Ohio Power Co [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		27,600,000
Ohio Power Co [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0
Ohio Power Co [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Cash and Cash Equivalents		0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	103,600,000	99,600,000
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	(600,000)
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	0
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	800,000
Ohio Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Liabilities, Fair Value Disclosure
Risk Management Liabilities	103,600,000	99,400,000
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	103,600,000	99,400,000
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	29.23	26.29
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	61.43	62.74
Ohio Power Co [Member] | Energy Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	42.46	42.50
Public Service Co Of Oklahoma [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	9,500,000	6,200,000	700,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	13,500,000	18,100,000	3,100,000
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Settlements	(23,000,000.0)	(24,300,000)	(3,800,000)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Changes in Fair Value Allocated to Regulated Jurisdiction	15,800,000	9,500,000	6,200,000
Ending Balance	15,800,000	9,500,000	6,200,000
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	15,800,000	10,400,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	1,000,000.0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(500,000)	(400,000)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	(500,000)	(600,000)
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	0
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	300,000
Public Service Co Of Oklahoma [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	16,300,000	10,800,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	500,000	1,300,000
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	16,300,000	10,800,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	500,000	1,300,000
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(8.52)	(11.68)
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	0.85	10.30
Public Service Co Of Oklahoma [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(2.31)	(1.40)
Southwestern Electric Power Co [Member]
Changes in the Fair Value of Net Trading Derivatives and Other Investments
Beginning Balance	2,300,000	5,900,000	700,000
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets)	6,000,000.0	(4,800,000)	6,000,000.0
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date	0	0	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Inputs Reconciliation, Gain (Loss) Included in Other Comprehensive Income (Loss)	0	0	0
Settlements	(9,600,000)	(2,100,000)	(6,800,000)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Changes in Fair Value Allocated to Regulated Jurisdiction	2,700,000	3,300,000	6,000,000.0
Ending Balance	1,400,000	2,300,000	$ 5,900,000
Southwestern Electric Power Co [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	6,500,000	5,600,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	5,100,000	3,300,000
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member]
Risk Management Assets
Risk Management Assets	6,400,000	4,800,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	5,000,000.0	2,600,000
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Other [Member]
Risk Management Assets
Risk Management Assets	(100,000)	(800,000)
Liabilities, Fair Value Disclosure
Risk Management Liabilities	(100,000)	(1,100,000)
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 1 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	0
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 2 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	0	400,000
Southwestern Electric Power Co [Member] | Risk Management Commodity Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	6,500,000	5,600,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	5,100,000	3,300,000
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	0	0
Liabilities, Fair Value Disclosure
Risk Management Liabilities	4,900,000	2,500,000
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	1.89	2.18
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	2.51	3.54
Southwestern Electric Power Co [Member] | Natural Gas Contracts [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	2.18	2.47
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member]
Risk Management Assets
Risk Management Assets	6,500,000	5,600,000
Liabilities, Fair Value Disclosure
Risk Management Liabilities	200,000	800,000
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Low [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(8.52)	(11.68)
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | High [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	0.85	10.30
Southwestern Electric Power Co [Member] | FTRs [Member] | Level 3 [Member] | Weighted Average [Member]
Level 3 Quantitative Information
Fair Value Significant Unobservable Input Price Per Unit	(2.31)	(1.40)
Cash [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	214,700,000	230,600,000
Cash [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	17,100,000	9,100,000
Cash [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	197,600,000	221,500,000
Cash [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Cash [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Mutual Funds Fixed Income [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	123,300,000	104,300,000
Mutual Funds Fixed Income [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Mutual Funds Fixed Income [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	123,300,000	104,300,000
Mutual Funds Fixed Income [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Mutual Funds Fixed Income [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Mutual Funds Equity [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	50,500,000	34,200,000
Mutual Funds Equity [Member] | Other [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Mutual Funds Equity [Member] | Level 1 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	50,500,000	34,200,000
Mutual Funds Equity [Member] | Level 2 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Mutual Funds Equity [Member] | Level 3 [Member]
Assets, Fair Value Disclosure
Other Temporary Investments	0	0
Cash and Cash Equivalents [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	15,300,000	22,500,000
Cash and Cash Equivalents [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	8,600,000	10,200,000
Cash and Cash Equivalents [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	6,700,000	12,300,000
Cash and Cash Equivalents [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Cash and Cash Equivalents [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	15,300,000	22,500,000
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	8,600,000	10,200,000
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	6,700,000	12,300,000
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Cash and Cash Equivalents [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
US Government Agencies Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,112,500,000	996,100,000
US Government Agencies Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
US Government Agencies Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
US Government Agencies Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,112,500,000	996,100,000
US Government Agencies Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,112,500,000	996,100,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,112,500,000	996,100,000
US Government Agencies Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Corporate Debt Securities [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	72,400,000	52,400,000
Corporate Debt Securities [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Corporate Debt Securities [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Corporate Debt Securities [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	72,400,000	52,400,000
Corporate Debt Securities [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	72,400,000	52,400,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	72,400,000	52,400,000
Corporate Debt Securities [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
State and Local Jurisdiction [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	7,600,000	8,600,000
State and Local Jurisdiction [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
State and Local Jurisdiction [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
State and Local Jurisdiction [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	7,600,000	8,600,000
State and Local Jurisdiction [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	7,600,000	8,600,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	7,600,000	8,600,000
State and Local Jurisdiction [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Fixed Income Funds [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,192,500,000	1,057,100,000
Fixed Income Funds [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Fixed Income Funds [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Fixed Income Funds [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,192,500,000	1,057,100,000
Fixed Income Funds [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,192,500,000	1,057,100,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,192,500,000	1,057,100,000
Fixed Income Funds [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Domestic [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,767,900,000	1,395,300,000
Domestic [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Domestic [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,767,900,000	1,395,300,000
Domestic [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Domestic [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Domestic [Member] | Indiana Michigan Power Co [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,767,900,000	1,395,300,000
Domestic [Member] | Indiana Michigan Power Co [Member] | Other [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 1 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	1,767,900,000	1,395,300,000
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 2 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	0	0
Domestic [Member] | Indiana Michigan Power Co [Member] | Level 3 [Member]
Spent Nuclear Fuel and Decommissioning Trusts
Spent Nuclear Fuel and Decommissioning Trusts	$ 0	$ 0